Long-term Debt	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Long-term Debt
LONG-TERM DEBT
The following table reconciles long-term debt:

($ millions)	2018	2017
Bank debt	1,982.1	2,179.0
Senior guaranteed notes (1)	2,294.6	1,932.0
Long-term debt	4,276.7	4,111.0
Long-term debt due within one year	99.8	63.8
Long-term debt due beyond one year	4,176.9	4,047.2

(1)
The Company entered into cross currency swaps and a foreign exchange swap concurrent with the issuance of the US dollar senior guaranteed notes to fix the US dollar amount of the notes for the purpose of principal repayment at Canadian dollar notional amounts. At December 31, 2018, the total notional principal due on the maturity of the senior guaranteed notes was $1.89 billion (December 31, 2017 - $1.67 billion) of which $73.7 million (December 31, 2017 - $50.3 million) was due within one year.

Bank debt
The Company has combined credit facilities of $3.60 billion, including a $3.50 billion syndicated unsecured credit facility with fourteen banks and a $100.0 million unsecured operating credit facility with one Canadian chartered bank. The current maturity date of the syndicated unsecured credit facility and the unsecured operating credit facility is June 10, 2021. Both of these facilities constitute revolving credit facilities and are extendible annually.
The credit facilities bear interest at the applicable market rate plus a margin based on a sliding scale ratio of the Company's senior debt to earnings before interest, taxes, depletion, depreciation, amortization and impairment, adjusted for certain non-cash items including unrealized derivatives, unrealized foreign exchange, equity settled share-based compensation expense and accretion ("adjusted EBITDA").
The credit facilities and senior guaranteed notes have covenants which restrict the Company's ratio of senior debt to adjusted EBITDA to a maximum of 3.5:1.0, the ratio of total debt to adjusted EBITDA to a maximum of 4.0:1.0 and the ratio of senior debt to capital, adjusted for certain non-cash items as noted above, to a maximum of 0.55:1.0. The Company was in compliance with all debt covenants at December 31, 2018.
The Company had letters of credit in the amount of $8.0 million outstanding at December 31, 2018 (December 31, 2017 - $7.5 million).
The Company manages its credit facilities through a combination of bankers' acceptance loans, US dollar London Inter-bank Offered Rate ("LIBOR") loans and interest rate swaps.
Senior guaranteed notes
The Company has closed private offerings of senior guaranteed notes raising total gross proceeds of US$1.48 billion and Cdn$277.0 million. The notes are unsecured and rank pari passu with the Company's bank credit facilities and carry a bullet repayment on maturity. The senior guaranteed notes have financial covenants similar to those of the combined credit facilities described above. The terms, rates, amounts due on maturity and carrying amounts of the Company's outstanding senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Principal Due on Maturity (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2018	2017
US$31.0	4.58%	—	October 14 and April 14	April 14, 2018	—	38.8
US$20.0	2.65%	—	December 12 and June 12	June 12, 2018	—	25.0
Cdn$7.0	4.29%	7.0	November 22 and May 22	May 22, 2019	7.0	7.0
US$68.0	3.39%	66.7	November 22 and May 22	May 22, 2019	92.8	85.1
US$155.0	6.03%	158.3	September 24 and March 24	March 24, 2020	211.5	194.0
Cdn$50.0	5.53%	50.0	October 14 and April 14	April 14, 2021	50.0	50.0
US$82.0	5.13%	79.0	October 14 and April 14	April 14, 2021	111.9	102.7
US$52.5	3.29%	56.3	December 20 and June 20	June 20, 2021	71.6	65.7
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	272.9	250.4
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	83.9	—
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	—
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	368.4	338.0
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	351.4	322.4
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	111.9	—
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	313.9	287.9
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	27.4	25.0
Senior guaranteed notes		1,891.2			2,294.6	1,932.0
Senior guaranteed notes due within one year					99.8	63.8
Senior guaranteed notes due beyond one year					2,194.8	1,868.2

(1)
Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount.

Concurrent with the issuance of US$1.45 billion senior guaranteed notes, the Company entered into cross currency swaps ("CCS") to manage the Company's foreign exchange risk. The CCS fix the US dollar amount of the notes for purposes of interest and principal repayments at a notional amount of $1.58 billion. Concurrent with the issuance of US$30.0 million senior guaranteed notes, the Company entered a foreign exchange swap which fixed the principal repayment at a notional amount of $32.2 million. See Note 25 - “Financial Instruments and Derivatives” for additional information.